Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Telecommunications Portfolio
May 31, 2022
TEL-NPRT1-0722
1.802191.118
Common Stocks - 93.7%
	Shares	Value ($)
Construction & Engineering - 0.3%
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	7,600	707,636
Diversified Telecommunication Services - 71.0%
Alternative Carriers - 23.6%
Anterix, Inc. (a)	87,700	3,752,683
Bandwidth, Inc. (a)(b)	83,700	1,761,048
Cogent Communications Group, Inc.	204,039	12,321,915
EchoStar Holding Corp. Class A (a)(b)	287,000	6,896,610
Globalstar, Inc. (a)(b)	912,700	1,277,780
Iridium Communications, Inc. (a)(b)	310,611	11,526,774
Liberty Global PLC Class C (a)	448,536	11,397,300
Liberty Latin America Ltd. Class C (a)	981,033	9,329,624
Lumen Technologies, Inc. (b)	438,300	5,364,792
		63,628,526
Integrated Telecommunication Services - 47.4%
AT&T, Inc.	2,296,020	48,882,266
ATN International, Inc.	56,300	2,482,267
Frontier Communications Parent, Inc. (a)(b)	154,000	3,993,220
Radius Global Infrastructure, Inc. (a)	542,900	8,089,210
Verizon Communications, Inc.	1,257,697	64,507,278
		127,954,241
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		191,582,767
Equity Real Estate Investment Trusts (REITs) - 0.2%
Specialized REITs - 0.2%
American Tower Corp.	2,000	512,260
IT Services - 0.6%
Internet Services & Infrastructure - 0.1%
Twilio, Inc. Class A (a)	4,000	420,680
IT Consulting & Other Services - 0.5%
Amdocs Ltd.	14,900	1,294,661
TOTAL IT SERVICES		1,715,341
Media - 5.8%
Cable & Satellite - 5.8%
Comcast Corp. Class A	195,400	8,652,312
Liberty Broadband Corp. Class C (a)	56,924	7,125,177
		15,777,489
Software - 0.2%
Application Software - 0.2%
RingCentral, Inc. (a)	8,500	536,690
Wireless Telecommunication Services - 15.6%
Wireless Telecommunication Services - 15.6%
Gogo, Inc. (a)	448,400	9,084,584
Millicom International Cellular SA (a)(b)	44,300	751,771
Millicom International Cellular SA rights 6/13/22 (a)(b)	44,300	176,314
Shenandoah Telecommunications Co. (b)	84,423	1,938,352
T-Mobile U.S., Inc. (a)	133,024	17,730,769
Telephone & Data Systems, Inc. (b)	555,964	9,857,242
U.S. Cellular Corp. (a)	78,900	2,423,019
		41,962,051
TOTAL COMMON STOCKS (Cost $223,507,838)		252,794,234

Money Market Funds - 13.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	15,944,564	15,947,753
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	19,315,696	19,317,628
TOTAL MONEY MARKET FUNDS (Cost $35,265,381)		35,265,381

TOTAL INVESTMENT IN SECURITIES - 106.8% (Cost $258,773,219)	288,059,615
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(18,341,918)
NET ASSETS - 100.0%	269,717,697

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	2,983,817	23,022,558	10,058,622	18,060	-	-	15,947,753	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	27,079,836	49,046,222	56,808,430	8,696	-	-	19,317,628	0.1%
Total	30,063,653	72,068,780	66,867,052	26,756	-	-	35,265,381

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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